ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
ORGANIZATION AND BUSINESS OPERATIONS [Text Block]

NOTE 1.      ORGANIZATION AND BUSINESS OPERATIONS.

Joymain International Development Group Inc. (f/k/a Advento, Inc.), a development stage company, (“the Company”) was incorporated under the laws of the State of Nevada, U.S. on August 4, 2010. The Company is a development stage company and initially planned to commence operations in the distribution of shower cabinets. The Company is in the development stage as defined under Accounting Codification Standard, Development Stage Entities (“ASC-915”). The Company has not generated any revenue to date and consequently its operations are subject to all risks inherent in the establishment of a new business enterprise.

On March 12, 2013, Mr. Xijian Zhou acquired an aggregate of 750,000,000 shares of the Company’s common stock, representing 82.92% of our issued and outstanding shares as of March 12, 2013. Effective March 12, 2013, (a) Mr. Liang Wei Wang resigned as the Company’s president, secretary, treasurer, and director of the Company; (b) Mr. Suqun Lin, was appointed as the Company’s sole director, president, secretary and treasurer. Effective March 28, 2013, the Nevada Secretary of State accepted for filing of a Certificate of Amendment to the Company’s Articles of Incorporation to change the Company’s name from Advento, Inc. to Joymain International Development Group Inc. and to increase its authorized capital from 75,000,000 to 1,500,000,000 shares of common stock, par value of $0.001. These amendments became effective on April 10, 2013 upon approval from the Financial Industry Regulatory Authority (“FINRA”). Also effective April 10, 2013, pursuant to a 300 new for one (1) old forward split, the Company’s issued and outstanding shares of common stock increased from 3,015,000 to 904,500,000 shares, par value of $0.001. Information regarding shares of common stock (except par value per share), discount on stock issued, and net (loss) income per common share for all periods presented reflects the three hundred-for-one forward split of the Company’s common stock.

In connection with the change of control, the Company changed its business operation plan to develop, source, market and distribute healthcare related consumer products in the global market and possibly acquire an existing target company or business in the related field which operates in the United States. Activities during the development stage include developing a business plan and raising capital. Until additional funding is raised through selling the Company common shares, the majority shareholder anticipates funding the Company’s operating costs. There is no assurance that the Company will be able to successfully raise additional funds.

In May 2014, The Company acquired a HK trading company, Dao Sheng Trading Limited (“Dao Sheng”) for HK$10,000. Dao Sheng was incorporated in December 2013 and had no assets or liabilities at the time of the acquisition. The Company also set up Joymain International Intellectual Property Limited in Hong Kong in May 2014. The Company considers Hong Kong as an ideal location to connect to all Asian markets and it provides a comprehensive and advanced legal system for trading and intellectual property protection.

NOTE 1 ORGANIZATION AND BUSINESS OPERATIONS

Joymain International Development Group Inc. (f/k/a Advento, Inc.), a development stage company, (“the Company”) was incorporated under the laws of the State of Nevada, U.S. on August 4, 2010. The Company is a development stage company and initially planned to commence operations in the distribution of shower cabinets. The Company is in the development stage as defined under Accounting Codification Standard, Development Stage Entities (“ASC-915”). The Company has not generated any revenue to date and consequently its operations are subject to all risks inherent in the establishment of a new business enterprise.

On March 12, 2013, Mr. Xijian Zhou acquired an aggregate of 750,000,000 shares of the Company’s common stock, representing 82.92% of our issued and outstanding shares as of March 12, 2013. Effective March 12, 2013, (a) Mr. Liang Wei Wang resigned as the Company’s president, secretary, treasurer, and director of the Company; (b) Mr. Suqun Lin, was appointed as the Company’s sole director, president, secretary and treasurer. Effective March 28, 2013, the Nevada Secretary of State accepted for filing of a Certificate of Amendment to the Company’s Articles of Incorporation to change the Company’s name from Advento, Inc. to Joymain International Development Group Inc. and to increase its authorized capital from 75,000,000 to 1,500,000,000 shares of common stock, par value of $0.001. These amendments became effective on April 10, 2013 upon approval from the Financial Industry Regulatory Authority (“FINRA”). Also effective April 10, 2013, pursuant to a 300 new for one (1) old forward split, the Company’s issued and outstanding shares of common stock increased from 3,015,000 to 904,500,000 shares, par value of $0.001. Information regarding shares of common stock (except par value per share), discount on stock issued, and net (loss) income per common share for all periods presented reflects the three hundred-for-one forward split of the Company’s common stock.

In connection with the change of control, the Company changed its business operation plan to develop, source, market and distribute healthcare related consumer products in the global market and possibly acquire an existing target company or business in the related field which operates in the United States. Activities during the development stage include developing a business plan and raising capital. Until additional funding is raised through selling the Company common shares, the majority shareholder anticipates funding the Company’s operating costs. There is no assurance that the Company will be able to successfully raise additional funds.